Accounting policies - Consolidated Statement of Cash Flows (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)
Cash flows from (used in) operating activities [abstract]
Profit/(loss) for the period		$ 218.4		$ 122.8	[1],[2],[3]		$ (8.1)	[1],[2],[3]
Add back:
Income tax expense		138.0		81.0	[3]		28.0	[3]
Depreciation and amortization expense		74.0		84.0	[3]		89.0	[3]
Change in fair value of options		0.0		14.0	[3]		31.0	[3]
RSU expense		15.0		11.0	[3]		18.0	[3]
Amounts receivable written off		0.0		7.0	[3]		13.0	[3]
Impairment of goodwill				8.0			39.0
Impairment of assets		50.0		32.0	[3]		0.0	[3]
Gain on disposal of business		0.0		(44.0)	[2],[3]		0.0	[2],[3]
Increase in provisions		27.0		42.0	[3]		1.0	[3]
Other non-cash adjustments	[4]	(3.0)		(8.0)			(6.0)
Other non-cash adjustments				2.0			(1.0)
Changes in working capital:
(Increase) / decrease in trade and other receivables		(33.0)		24.0	[3]		(47.0)	[3]
(Decrease) / increase in trade and other payables		(15.0)		(11.0)	[3]		15.0	[3]
Increase / (decrease) in customer liabilities		19.0		(22.0)	[3]		18.0	[3]
Decrease / (increase) in amounts segregated for users	[5]	3.0		28.0			(12.0)
Net foreign currency movement on working capital		(27.0)		15.0	[3]		7.0	[3]
Cash from operating activities		486.0		394.0	[3]		191.0	[3]
Withholding taxes paid on subsidiaries dividends		(12.0)		(7.0)	[3]		0.0	[3]
Other withholdings taxes paid		(11.0)		0.0	[3]		0.0	[3]
Corporation tax rebates/refunds received		3.0		11.0	[3]		33.0	[3]
Corporation tax paid		(106.0)		(92.0)	[3]		(80.0)	[3]
Net cash flows from operating activities		360.1		305.6	[3]		143.8	[3]
Cash flows from investing activities
Cash received in interest		10.0		10.0	[3]		6.0	[3]
Acquisition of intangible assets		(73.0)		(85.0)	[3]		(48.0)	[3]
Acquisition of property, plant and equipment		(41.0)		(13.0)	[3]		(10.0)	[3]
Initial direct costs on acquisition of right-of-use assets		0.0		(1.0)	[3]		0.0	[3]
Cash extended for financial assets		(20.0)		(21.0)	[3]		(77.0)	[3]
Cash advanced for sportsbook software4	[6]	5.0		11.0			0.0
Cash received from loans receivable		2.0		2.0	[3]		5.0	[3]
Acquisition of businesses, net of cash acquired							(11.0)
Extension of restricted cash guarantee		0.0		0.0	[3]		(20.0)	[3]
Cash received for sale of DGC B2B		3.0		10.0	[3]		0.0	[3]
Cash paid for investment in entities		(4.0)		(6.0)	[3]		0.0	[3]
Cash received from financial assets		0.0		1.0	[3]		0.0	[3]
Release of restricted cash guarantee		0.0		0.0	[3]		150.0	[3]
Net cash flows used in investing activities		(128.0)		(114.0)	[3]		(5.0)	[3]
Cash flows from financing activities
Repayment of lease liabilities - interest		(3.0)		(2.0)	[3]		(2.0)	[3]
Repayment of lease liabilities - principal		(5.0)		(6.0)	[3]		(6.0)	[3]
Proceeds from interest-bearing loans and borrowings		16.0		0.0	[3]		20.0	[3]
Repayment of interest-bearing loans and borrowings		(1.0)		0.0	[3]		(152.0)	[3]
Payments to acquire or redeem entity's shares		0.0		0.0	[3]		(3.0)	[3]
Dividends paid to parent equity holders		(156.0)		(50.0)	[3]		0.0	[3]
Net cash flows used in financing activities		(152.0)		(58.0)	[3]		(143.0)	[3]
Increase / (decrease) in cash and cash equivalents		80.0		134.0	[3]		(4.0)	[3]
Cash and cash equivalents at the beginning of the year		388.0	[5],[7]	267.4	[3],[5],[7]		273.0	[3]
Effects of exchange rate fluctuations on cash held		45.0		(13.0)	[3]		(2.0)	[3]
Cash and cash equivalents at the end of the year	[5]	$ 513.2		$ 388.0	[7]		$ 267.4	[3],[7]
Previously stated
Cash flows from (used in) operating activities [abstract]
Profit/(loss) for the period | €						€ 114			€ (9)
Add back:
Income tax expense | €						75			25
Depreciation and amortization expense | €						78			82
Change in fair value of options | €						13			29
RSU expense | €						10			17
Amounts receivable written off | €						6			12
Impairment of goodwill | €						7			36
Impairment of assets | €						30
Gain on disposal of business | €						(40)
Increase in provisions | €						38			1
Other non-cash adjustments | €						2			(1)
Changes in working capital:
(Increase) / decrease in trade and other receivables | €						14			(39)
(Decrease) / increase in trade and other payables | €						1			9
Increase / (decrease) in customer liabilities | €						(17)			15
Decrease / (increase) in amounts segregated for users | €						26			(12)
Net foreign currency movement on working capital | €						8			11
Cash from operating activities | €						365			176
Withholding taxes paid on subsidiaries dividends | €						(6)
Corporation tax rebates/refunds received | €						10			31
Corporation tax paid | €						(86)			(74)
Net cash flows from operating activities | €						283			133
Cash flows from investing activities
Cash received in interest | €						10			5
Acquisition of intangible assets | €						(78)			(44)
Acquisition of property, plant and equipment | €						(12)			(9)
Initial direct costs on acquisition of right-of-use assets | €						(1)
Cash extended for financial assets | €						(30)			(71)
Cash advanced for sportsbook software4 | €						0
Cash received from loans receivable | €						2			5
Acquisition of businesses, net of cash acquired | €									(10)
Extension of restricted cash guarantee | €									(19)
Cash received for sale of DGC B2B | €						9
Cash paid for investment in entities | €						(6)
Cash received from financial assets | €						1
Release of restricted cash guarantee | €									138
Net cash flows used in investing activities | €						(105)			(5)
Cash flows from financing activities
Repayment of lease liabilities - interest | €						(3)			(2)
Repayment of lease liabilities - principal | €						(5)			(6)
Proceeds from interest-bearing loans and borrowings | €									19
Repayment of interest-bearing loans and borrowings | €									(139)
Payments to acquire or redeem entity's shares | €									(3)
Dividends paid to parent equity holders | €						(46)
Net cash flows used in financing activities | €						(54)			(131)
Increase / (decrease) in cash and cash equivalents | €						124			(3)
Cash and cash equivalents at the beginning of the year | €						242			255
Effects of exchange rate fluctuations on cash held | €						7			(10)
Cash and cash equivalents at the end of the year | €						€ 373			€ 242

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.

[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[4]	In previous years, 'Other non-cash adjustments' included a loss on disposal of assets amounting to $10 million in 2024 and $5 million in 2023. In the annual financial statements presented in 2025, these amounts have been separated from 'Other non-cash adjustments', as management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Other non-cash adjustments' category will provide users of the financial statements with more relevant information.
[5]	Restricted cash has been renamed to Amounts segregated for users.
[6]	In previous years, 'Advance for sportsbook software' was included in 'Cash extended for financial assets'. In the annual financial statements presented in 2025, these amounts have been separated from 'Cash extended for financial assets' as management has determined that the presentation of this line item in the Consolidated Statement of Cash Flows separately from the 'Cash extended for financial assets' category will provide users of the financial statements with more relevant information.
[7]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.